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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21781


                      Pioneer Series Trust IV
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31

Date of reporting period:  October 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

         Pioneer Classic Balanced Fund
         SCHEDULE OF INVESTMENTS  10/31/2006

Shares                                                            Value

         CONVERTIBLE PREFERRED STOCK - 1.5 %
         Automobiles & Components - 1.5 %
         Automobile Manufacturers - 1.5 %
51,745   Ford Capital Trust, 6.50%, 01/15/32                   $1,783,133
         Total Automobiles & Components                        $1,783,133
         TOTAL CONVERTIBLE PREFERRED STOCK
         (Cost  $1,602,986)                                    $1,783,133
         COMMON STOCKS - 59.0 %
         Energy - 5.3 %
         Integrated Oil & Gas - 4.0 %
49,748   Chevron Corp.                                         $3,343,066
25,649   ConocoPhillips                                         1,545,096
                                                               $4,888,162
         Oil & Gas Drilling - 1.3 %
30,544   GlobalSantaFe Corp.                                   $1,585,234
         Total Energy                                          $6,473,396
         Materials - 3.7 %
         Diversified Chemical - 3.7 %
50,748   Dow Chemical Co.                                      $2,070,011
37,649   E.I. du Pont de Nemours & Co.                          1,724,324
44,464   Olin Corp.                                               769,227
                                                               $4,563,562
         Total Materials                                       $4,563,562
         Capital Goods - 8.2 %
         Aerospace & Defense - 1.3 %
24,551   United Technologies Corp.                             $1,613,492
         Construction & Farm Machinery & Heavy Trucks - 2.9 %
41,431   Deere & Co.                                           $3,527,021
         Electrical Component & Equipment - 1.7 %
25,374   Emerson Electric Co.                                  $2,141,566
         Industrial Conglomerates - 2.2 %
35,085   3M Co.                                                $2,766,101
         Total Capital Goods                                   $10,048,180
         Consumer Services - 1.8 %
         Specialized Consumer Services - 1.8 %
197,860  Servicemaster Co.                                     $2,241,754
         Total Consumer Services                               $2,241,754
         Media - 1.4 %
         Movies & Entertainment - 1.4 %
85,709   Regal Entertainment Group  (b)                        $1,776,747
         Total Media                                           $1,776,747
         Retailing - 2.2 %
         Department Stores - 2.2 %
62,377   Federated Department Stores, Inc.                     $2,738,974
         Total Retailing                                       $2,738,974
         Food & Drug Retailing - 1.7 %
         Food Distributors - 1.7 %
60,606   Sysco Corp.                                           $2,119,998
         Total Food & Drug Retailing                           $2,119,998
         Food Beverage & Tobacco - 1.0 %
         Packaged Foods & Meats - 1.0 %
29,542   H.J. Heinz Co., Inc.                                  $1,245,491
         Total Food Beverage & Tobacco                         $1,245,491
         Household & Personal Products - 1.4 %
         Household Products - 1.4 %
26,280   Procter & Gamble Co.                                  $1,665,889
         Total Household & Personal Products                   $1,665,889
         Pharmaceuticals & Biotechnology - 6.3 %
         Pharmaceuticals - 6.3 %
29,905   Eli Lilly & Co.                                       $1,674,979
23,561   Johnson & Johnson                                      1,588,011
81,559   Merck & Co., Inc.                                      3,704,410
23,140   Teva Pharmaceutical Industries, Ltd.                     762,926
                                                               $7,730,326
         Total Pharmaceuticals & Biotechnology                 $7,730,326
         Banks - 5.6 %
         Diversified Banks - 3.7 %
109,026  U.S. Bancorp                                          $3,689,440
16,253   Wachovia Corp.                                           902,041
                                                               $4,591,481
         Thrifts & Mortgage Finance - 1.9 %
55,252   Washington Mutual, Inc.                               $2,337,159
         Total Banks                                           $6,928,640
         Diversified Financials - 2.8 %
         Other Diversified Finance Services - 2.8 %
64,409   Bank of America Corp.                                 $3,469,713
         Total Diversified Financials                          $3,469,713
         Real Estate - 3.4 %
         Office Real Estate Investment Trust- 2.5 %
92,787   Brandywine Realty Trust                               $3,095,374
         Residential Real Estate Investment Trust  - 0.5 %
7,653    Camden Property Trust                                 $  617,750
         Specialized Real Estate Investment Trust - 0.4 %
10,217   Hospitality Properties Trust                          $  495,116
         Total Real Estate                                     $4,208,240
         Technology Hardware & Equipment - 2.7 %
         Communications Equipment - 2.7 %
166,128  Nokia Corp. (A.D.R.)                                  $3,302,625
         Total Technology Hardware & Equipment                 $3,302,625
         Semiconductors - 1.0 %
         Semiconductors - 1.0 %
58,667   Intel Corp.                                           $1,251,954
         Total Semiconductors                                  $1,251,954
         Telecommunication Services - 5.6 %
         Integrated Telecom Services - 5.6 %
199,949  Citizens Utilities Co. (Class B)                      $2,931,252
97,936   Verizon Communications, Inc.                           3,623,632
20,676   Windstream Corp.                                         283,675
                                                               $6,838,559
         Total Telecommunication Services                      $6,838,559
         Utilities - 4.7 %
         Gas Utilities - 3.1 %
125,248  Atmos Energy Corp.                                    $3,848,871
         Independent Power Producer & Energy Traders - 1.6 %
31,233   TXU Corp.                                             $1,971,739
         Total Utilities                                       $5,820,610
         TOTAL COMMON STOCKS
         (Cost  $62,273,281)                                   $72,424,658
         ASSET BACKED SECURITIES - 0.2 %
         Diversified Financials - 0.2 %
         Other Diversified Finance Services - 0.2 %
93,381   Caithness Coso Fund Corp., 6.263%, 6/15/14 (144A)     $   91,708
187,901  Power Receivables Finance, 6.29%, 1/1/12 (144A)          189,480
                                                               $  281,188
         Total Diversified Financials                          $  281,188
         TOTAL ASSET BACKED SECURITIES
         (Cost  $280,846)                                      $  281,188
         COLLATERALIZED MORTGAGE OBLIGATIONS  - 1.6 %
         Banks - 0.6 %
         Thrifts & Mortgage Finance - 0.5 %
512,299  ABN Amro Mortgage Corp., 4.75%, 5/25/18               $  501,818
180,000  T SRA R 2006-1 F 7.5296%, 10/15/36 (144A)                182,756
                                                               $  684,574
         Total Banks                                           $  684,574
         Diversified Financials - 0.1 %
         Other Diversified Finance Services - 0.1 %
80,000   Global Signal, 7.036%, 2/15/36 (144A)                 $   81,667
         Total Diversified Financials                          $   81,667
         Government - 0.9 %
         Government - 0.9 %
461,564  Fannie Mae, 6.0%, 6/25/16                             $  465,305
314,416  Freddie Mac, 5.5%, 6/15/32                               314,608
369,818  Freddie Mac, 6.1%, 9/15/18                               370,991
                                                               $1,150,904
         Total Government                                      $1,150,904
         TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
         (Cost  $1,902,238)                                    $1,917,145
         CORPORATE BONDS - 10.9 %
         Energy - 0.3 %
         Oil & Gas Equipment And Services - 0.1 %
1,000,000Sevan Marine, 9.0%, 3/31/08                           $  157,388
         Oil & Gas Exploration & Production - 0.1 %
91,200   Ras Laffan Liquid Natural Gas, 3.437%, 9/15/09 (144A) $   88,511
45,000   Southern Star Central Corp., 6.75%, 3/1/16                44,663
                                                               $  133,174
         Oil & Gas Refining & Marketing - 0.1 %
100,000  Semco Energy, Inc., 7.125%, 5/15/08                   $   99,634
         Total Energy                                          $  390,196
         Capital Goods - 1.0 %
         Aerospace & Defense - 0.6 %
500,000  General Dynamics Corp., 4.5%, 8/15/10                 $  489,451
320,000  Honeywell, Inc., 7.0%, 3/15/07                           321,509
                                                               $  810,960
         Electrical Component & Equipment - 0.1 %
116,856  Orcal Geothermal, 6.21%, 12/30/20 (144A)              $  117,140
         Trading Companies & Distributors - 0.2 %
260,000  GATX  Corp., 5.5%, 2/15/12                            $  259,843
         Total Capital Goods                                   $1,187,943
         Transportation - 1.1 %
         Airlines - 0.8 %
1,000,000Southwest Airlines Co.                                $  981,042
         Railroads - 0.3 %
400,000  Union Pac Corp., 5.75%, 10/15/07                      $  400,294
         Total Transportation                                  $1,381,336
         Automobiles & Components - 0.2 %
         Tires & Rubber - 0.2 %
250,000  Goodyear Tire & Rubber, 8.5%, 3/15/07                 $  250,625
         Total Automobiles & Components                        $  250,625
         Consumer Durables & Apparel - 0.1 %
         Home Furnishings - 0.1 %
135,000  Mohawk Industries, Inc., 6.125%, 1/15/16              $  134,376
         Total Consumer Durables & Apparel                     $  134,376
         Consumer Services - 0.7 %
         Hotels, Resorts & Cruise Lines - 0.1 %
100,000  Royal Caribbean Cruises, 7.25%, 6/15/16               $  101,313
         Restaurants - 0.6 %
700,000  McDonalds Corp., 5.75%, 3/1/12                        $  721,157
         Total Consumer Services                               $  822,470
         Media - 0.4 %
         Media - 0.4 %
500,000  Comcast Cable Corp., 6.75%, 1/30/11                   $  525,848
         Total Media                                           $  525,848
         Retailing - 0.6 %
         General Merchandise Stores - 0.4 %
500,000  Target Corp., 5.875%, 3/1/12                          $  516,192
         Specialty Stores - 0.2 %
250,000  Tanger Factory Outlet Centers, Inc., 6.15%, 11/15/15  $  254,147
         Total Retailing                                       $  770,339
         Food Beverage & Tobacco - 1.1 %
         Packaged Foods & Meats - 0.2 %
300,000  Unilever Capital Corp., 7.125%, 11/1/10               $  320,767
         Soft Drinks - 0.8 %
1,000,000Diageo Plc, 3.50%, 11/19/07                           $  980,996
         Total Food Beverage & Tobacco                         $1,301,763
         Banks - 0.9 %
         Diversified Banks - 0.5 %
135,000  Kazkommerts International BV, 8.0%, 11/3/15           $  138,881
475,000  Wachovia Corp., 6.625%, 11/15/06                         475,132
                                                               $  614,013
         Regional Banks - 0.3 %
500,000  Branch Banking & Trust Co., 4.875%, 1/15/13           $  488,928
         Total Banks                                           $1,102,941
         Diversified Financials - 0.9 %
         Asset Management & Custody Banks - 0.9 %
1,000,000Northern Trust Co., 7.1%, 8/1/09                      $1,044,664
         Total Diversified Financials                          $1,044,664
         Insurance - 1.4 %
         Life & Health Insurance - 0.5 %
500,000  Protective Life, 4.0%, 10/7/09                        $  485,224
100,000  Provident Co., Inc., 7.0%, 7/15/18                       105,230
                                                               $  590,454
         Multi-Line Insurance - 0.1 %
100,000  Hanover Insurance Group, 7.625%, 10/15/25             $  108,486
         Property & Casualty Insurance - 0.8 %
1,000,000Berkshire Hathway, Inc., 3.375%, 10/15/08             $  967,382
100,000  Kingsway America, Inc., 7.5%, 2/1/14                     102,062
                                                               $1,069,444
         Total Insurance                                       $1,768,384
         Real Estate - 0.3 %
         Real Estate Investment Trust - 0.3 %
400,000  Health Care, Inc., 6.2%, 6/1/16                       $  403,443
         Total Real Estate                                     $  403,443
         Technology Hardware & Equipment - 0.9 %
         Computer Hardware - 0.9 %
1,000,000International Business Machines, 7.5%, 6/15/13        $1,124,994
         Total Technology Hardware & Equipment                 $1,124,994
         Telecommunication Services - 0.1 %
         Integrated Telecom Services - 0.1 %
90,000   Embarq Corp., 7.082%, 6/1/16                          $   92,089
         Total Telecommunication Services                      $   92,089
         Utilities - 0.9 %
         Electric Utilities - 0.4 %
500,000  Alabama Power Co., Cal., 3.5%, 11/15/07               $  491,072
110,000  Entergy Gulf States, 5.7%, 6/1/15                        108,330
                                                               $  599,402
         Independent Power Producer & Energy Traders - 0.4 %
500,000  Duke Energy Corp., 6.25%, 1/15/12                     $  522,033
         Total Utilities                                       $1,121,435
         TOTAL CORPORATE BONDS
         (Cost  $13,584,949)                                   $13,422,846
         U.S. GOVERNMENT & AGENCY OBLIGATIONS - 25.1 %
1,500,000Fannie Mae, 4.625%, 10/15/14                          $1,470,954
1,000,000Federal Home Loan Bank, 4.375%, 3/17/10                  985,315
485,604  Federal Home Loan Bank, 5.27%, 12/28/12                  491,965
1,277,461Federal Home Loan Mortgage Corp., 4.5%, 8/1/20         1,235,333
438,923  Federal Home Loan Mortgage Corp., 5.5%, 9/01/17          440,212
498,058  Federal Home Loan Mortgage Corp.., 6.0%, 5/1/36          501,573
500,000  Federal National Mortgage Association, 4.375%, 9/7/07    496,397
557,493  Federal National Mortgage Association, 4.5%, 11/1/20     539,418
1,084,312Federal National Mortgage Association, 5.5%, 10/1/35   1,072,165
559,250  Federal National Mortgage Association, 5.5%, 10/1/35     552,985
1,476,539Federal National Mortgage Association, 5.5%, 12/1/35   1,459,997
717,977  Federal National Mortgage Association, 5.5%, 12/1/35     709,933
507,586  Federal National Mortgage Association, 5.5%, 11/01/16    509,517
528,634  Federal National Mortgage Association, 5.5%, 11/01/16    530,644
736,884  Federal National Mortgage Association, 5.5%, 11/01/17    739,329
939,322  Federal National Mortgage Association, 5.5%, 12/1/35     928,799
1,094,209Federal National Mortgage Association, 6.0%, 7/1/36    1,100,984
496,192  Federal National Mortgage Association, 6.0%, 8/1/36      499,264
998,789  Freddie Mac, 5.5%, 9/15/36                             1,004,542
1,500,000Freddie Mac, 6.25%, 3/5/12                             1,504,170
991,651  Government National Mortgage Association, 4.5%, 4/20/3   932,660
438,462  Government National Mortgage Association, 5.5%, 2/15/3   436,745
498,767  Government National Mortgage Association, 5.5%, 4/15/3   496,682
500,764  Government National Mortgage Association, 6.0%, 06/15/   508,269
273,104  Government National Mortgage Association, 6.5%, 5/15/3   281,289
513,157  Government National Mortgage Association, 6.5%, 7/15/3   528,406
230,715  Government National Mortgage Association, 6.5%, 06/15/   237,571
363,037  Government National Mortgage Association, 6.5%, 11/20/   373,233
231,075  Government National Mortgage Association, 6.5%, 12/15/   237,985
2,500,000U.S. Treasury Bonds, 4.25%, 11/15/13                   2,450,292
250,000  U.S. Treasury Bonds, 6.0%, 02/15/26                      286,914
3,325,000U.S. Treasury Bonds, 6.25%, 8/15/23                    3,869,469
1,000,000U.S. Treasury Bonds, 7.25%, 8/15/22                    1,268,359
500,000  U.S. Treasury Notes, 5.5%, 8/15/28                       547,265
1,300,000U.S. Treasury Notes, 7.5%, 11/15/16                    1,595,344
                                                               $30,823,979
         TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
         (Cost  $30,079,170)                                   $30,823,979
         TEMPORARY CASH INVESTMENT
         Security Lending Collateral - 1.4%
1,779,807Security Lending Investment Fund, 5.22%               $1,779,807
         TOTAL TEMPORARY CASH INVESTMENTS
         (Cost $1,779,807)                                     $1,779,807
         TOTAL INVESTMENT IN SECURITIES - 99.7%
         (Cost  $109,723,470)                                  $122,432,756
         OTHER ASSETS AND LIABILITIES - 0.3%                   $  397,477
         TOTAL NET ASSETS - 100.0%                             $122,830,233

*        Non-income producing security.

(A.D.R.) American Depositary Receipt.

(144A) Security is exempt from registration under Rule 144A of the Securitie of 1933. Such securities may be resold normally to qualified institu buyers in a transaction exempt from registration. At October 30, 200 the value of these securities amounted to $751,262 or 0.6% of total n

NR       Not Rated by either S&P or Moody's.

(a) At October 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $109,723,470 was as follow

         Aggregate gross unrealized gain for all investments in
         which there is an excess of value over tax cost       $  15,584,829

         Aggregate gross unrealized loss for all investments in
         which there is an excess of tax cost over value          (2,875,543)

         Net unrealized gain                                   $12,709,286

(b)      At October 31, 2006, the following security was out on loan:
Shares                          Security                          Value
84,852   Regal Entertainment Group *                           $    1,758,982



         Pioneer Government Income Fund
         SCHEDULE OF INVESTMENTS  10/31/2006

Shares                                                     Value

         COLLATERALIZED MORTGAGE OBLIGATIONS - 3.7 %
         Banks - 3.0 %
         Thrifts & Mortgage Finance - 3.0 %
2,500,000GS Mortgage Securities Corp, 6.771%, 5/3/18     $2,673,493
         Total Banks                                     $2,673,493
         Government - 0.7 %
605,658  Federal Home Loan Bank, 4.75%, 10/25/10         $ 595,271
         Total Government                                $ 595,271
         (Cost  $3,259,099)                              $3,268,764
         U.S. GOVERNMENT AGENCY OBLIGATIONS - 94.7 %
3,696,973Federal Government Loan Mortgage Corp., 5.0%, 1/$3,573,635 2,077,116Federal Government Loan Mortgage Corp., 5.0%, 10 2,047,124 3,331,677Federal Government Loan Mortgage Corp., 5.0%, 2/ 3,220,526 3,335,603Federal Government Loan Mortgage Corp., 5.5%, 1/ 3,304,727 5,154,549Federal Government Loan Mortgage Corp., 5.5%, 11 5,106,835 1,252,402Federal Government Loan Mortgage Corp., 5.5%, 12 1,240,809 208,463 Federal Government Loan Mortgage Corp., 5.5%, 8/ 208,056 1,584,658Federal Government Loan Mortgage Corp., 6.0%, 11 1,598,882 259,686 Federal Government Loan Mortgage Corp., 6.0%, 5/ 263,621
233,958  Federal Government Loan Mortgage Corp., 6.0%, 6/  237,505
269,576  Federal Government Loan Mortgage Corp., 6.0%, 8/  274,524
102,548  Federal Government Loan Mortgage Corp., 6.5%, 5/  105,157
194,940  Federal Government Loan Mortgage Corp., 7.0%, 6/  201,152
250,000  Federal Home Loan Bank, 5.0%, 10/27/08            248,526
400,000  Federal Home Loan Bank, 5.375%, 5/18/16           412,185
157,588  Federal Home Loan Mortgage Corp., 4.0%, 4/1/08    155,501
490,517  Federal Home Loan Mortgage Corp., 6.0%, 7/1/36    493,861
150,051  Federal Home Loan Mortgage Corp., 7.0%, 3/1/14    155,704
447,801  Federal National Mortgage Association, 4.5%, 11/  433,282
786,092 Federal National Mortgage Association, 5.0%, 1/1 775,302 4,643,872Federal National Mortgage Association, 5.0%, 2/1 4,580,133 1,051,679Federal National Mortgage Association, 5.0%, 8/1 1,038,135 2,966,045Federal National Mortgage Association, 5.5%, 1/1 2,936,315 3,027,133Federal National Mortgage Association, 5.5%, 12/ 2,996,791
0        Federal National Mortgage Association, 6.0%, 1/1        0
2,447,284Federal National Mortgage Association, 6.0%, 11/ 2,465,712 1,025,745Federal National Mortgage Association, 6.0%, 11/ 1,033,469 3,595,389Federal National Mortgage Association, 6.0%, 11/ 3,622,462 558,766 Federal National Mortgage Association, 6.5%, 12/ 573,980
587,688  Federal National Mortgage Association, 6.5%, 7/1  602,034
496,825  Federal National Mortgage Association, 7.0%, 10/  515,768
171,720  Federal National Mortgage Association, 7.5%, 4/1  177,757
124,074  Federal National Mortgage Association, 7.5%, 6/1  128,436
188,268  Federal National Mortgage Association, 8.0%, 7/1  197,926
480,552  Government National Mortgage Association, 5.0%,   469,040
796,206  Government National Mortgage Association, 5.5%,   794,824
917,909  Government National Mortgage Association, 6.0%,   931,616
531,318  Government National Mortgage Association, 6.0%,   539,969
340,443  Government National Mortgage Association, 6.0%,   344,680
281,653  Government National Mortgage Association, 6.0%,   285,158
586,716  Government National Mortgage Association, 6.0%,   595,838
1,000,000Government National Mortgage Association, 6.0%,  1,020,260
120,802  Government National Mortgage Association, 6.5%,   123,524
134,634  Government National Mortgage Association, 6.5%,   138,773
590,794  Government National Mortgage Association, 6.5%,   607,861
136,737  Government National Mortgage Association, 6.5%,   140,835
439,978  Government National Mortgage Association, 6.75%,  451,746
159,541  Government National Mortgage Association, 7.0%,   165,009
8,975    Government National Mortgage Association, 7.0%,     9,290
210,205  Government National Mortgage Association, 7.0%,   217,431
136,325  Government National Mortgage Association, 7.0%,   141,086
173,483  Government National Mortgage Association, 7.0%,   179,429
28,847   Government National Mortgage Association, 7.0%,    29,748
150,172  Government National Mortgage Association, 7.5%,   156,616
68,795   Government National Mortgage Association, 7.5%,    71,763
14,255   Government National Mortgage Association, 7.5%,    14,882
71,791   Government National Mortgage Association, 7.5%,    74,872
176,288  Government National Mortgage Association, 7.5%,   184,142
64,756   Government National Mortgage Association, 7.5%,    67,535
50,507   Government National Mortgage Association, 7.5%,    52,675
8,108    Government National Mortgage Association, 7.5%,     8,460
30,331   Government National Mortgage Association, 7.5%,    31,666
16,275   Government National Mortgage Association, 7.5%,    16,992
41,844   Government National Mortgage Association, 7.5%,    43,687
12,220   Government National Mortgage Association, 7.5%,    12,758
182,650  Government National Mortgage Association, 8.0%,   193,639
5,974    Government National Mortgage Association, 8.5%,     6,415
117      Government National Mortgage Association, 8.5%,       126
3,795    Government National Mortgage Association, 8.5%,     4,081
22,230   Government National Mortgage Association, 9.0%,    23,922
4,879    Government National Mortgage Association, 9.0%,     5,242
3,994    Government National Mortgage Association, 9.0%,     4,298
2,706    Government National Mortgage Association, 9.0%,     2,920
3,757    Government National Mortgage Association, 9.0%,     4,054
1,564    Government National Mortgage Association, 9.0%,     1,677
2,159    Government National Mortgage Association, 9.0%,     2,326
2,072    Government National Mortgage Association, 9.0%,     2,232
3,582    Government National Mortgage Association, 9.5%,     3,920
8,220    Government National Mortgage Association, 9.5%,     8,995
5,064    Government National Mortgage Association, 9.5%,     5,529
2,031    Government National Mortgage Association, 9.5%,     2,212
15,983   Government National Mortgage Association, 9.5%,    17,453
3,352    Government National Mortgage Association, 9.5%,     3,675
21,869   Government National Mortgage Association, 9.5%,    23,930
40,758   Government National Mortgage Association II, 7.0   42,039
116,228  Government National Mortgage Association II, 7.0  119,849
132,491  Government National Mortgage Association II, 7.0  136,776
63,060   Government National Mortgage Association II, 7.5   65,497
68,672   Government National Mortgage Association II, 7.5   71,326
72,662   Government National Mortgage Association II, 7.5   75,470
73,914   Government National Mortgage Association II, 8.0   78,043
119,205  Government National Mortgage Association II, 8.0  125,864
62,838   Government National Mortgage Association II, 8.0   66,348
6,000,000U.S. Treasury Bonds, 4.25%, 11/15/13             5,880,702
2,000,000U.S. Treasury Bonds, 5.25%, 11/15/28             2,124,844
500,000  U.S. Treasury Bonds, 6.25%, 8/15/23               581,875
4,140,430U.S. Treasury Inflation Notes, 1.875%, 7/15/15   3,986,621
1,540,815U.S. Treasury Inflation Protected Security, 2.37 1,532,569 2,928,650U.S. Treasury Inflation Protected Security, 3.5% 3,046,367
1,500,000U.S. Treasury Notes, 4.0%, 9/30/07               1,487,343
1,000,000U.S. Treasury Notes, 4.25%, 1/15/11               987,344
5,750,000U.S. Treasury Notes, 4.25%, 11/15/14             5,616,807
3,000,000U.S. Treasury Notes, 4.25%, 8/15/15              2,924,532
1,000,000U.S. Treasury Notes, 5.375%, 2/15/31             1,085,703
500,000  U.S. Treasury Notes, 5.5%, 8/15/28                547,266
                                                         $83,747,828
         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost  $84,843,712)                             $83,747,828
         TEMPORARY CASH INVESTMENTS - 1.6 %
         Repurchase Agreement - 1.6 %
1,400,000Deutsche Bank, 5.24%, dated 10/31/06, repurchase$1,400,000
         $1,400,000 plus accrued interest on 11/1/06 collateralized by $1,463,000 U.S. Treasury Bill, 4.975%, 4/26/07

         TOTAL TEMPORARY CASH INVESTMENTS
         (Cost  $1,400,000)                              $1,400,000
         TOTAL INVESTMENT IN SECURITIES - 100.0%
         (Cost  $89,502,811)                             $88,416,592
         OTHER ASSETS AND LIABILITIES - 0.0%             $(38,099)
         TOTAL NET ASSETS - 100.0%                       $88,378,493

       (aAt October 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $89,501,811 was as follows:

         Aggregate gross unrealized gain for all investments in
         which there is an excess of value over tax cost $   1,813,360

         Aggregate gross unrealized loss for all investments in
         which there is an excess of tax cost over value    (2,899,579)

         Net unrealized gain                             $(1,086,219)


          Pioneer Florida Tax Free Income Fund
          SCHEDULE OF INVESTMENTS  10/31/2006

Principal Amount                                                Value

          MUNICIPAL BONDS - 98.2 %
          Municipal Government - 3.5 %
1,000,000 Referendum-Department of Transportation - Right of W$1,070,350
          Municipal  Airport - 6.5 %
865,000   Greater Orlando Aviation Authority, 6.375%, 11/15/26$ 904,470
1,000,000 Lee County Florida Airport Revenue, 5.0%, 10/1/33    1,053,630
                                                              $1,958,100
          Municipal  Development - 3.5 %
1,000,000 Village Center Community Development Florida, 5.0%, $1,051,940
          Municipal  Education - 6.9 %
1,000,000 Broward County Florida Education, 5.0%, 4/1/36      $1,055,290
1,000,000 Florida State Board of Education Lottery, 5.25%, 7/1 1,037,150
                                                              $2,092,440
          Municipal  Facilities - 3.5 %
1,000,000 Polk County Florida Public Facilities Revenue, 5.0%,$1,060,640
          Municipal  General - 15.5 %
500,000   Broward County Florida Gas Tax, 5.25%, 9/1/09       $ 522,655
1,000,000 Flagler County Florida Capital Improvement Revenue, 1,058,950 1,000,000 Florida State Department Children and Families CTFS, 1,055,910
2,000,000 Florida State Division of Finance, 5.0%, 7/1/12      2,037,580
                                                              $4,675,095
          Municipal  Higher Education - 11.6 %
1,060,000 Miami-Dade County Florida Facilities, 5.75%, 4/1/13 $1,140,231
1,000,000 University of Central Florida Association Partnershi 1,049,840 1,250,000 University of Central Florida CTFS Partnership, 5.0% 1,314,200
                                                              $3,504,271
          Municipal  Medical - 16.0 %
545,000   Altamonte Springs Florida Health, 5.6%, 10/1/10     $ 580,572
1,000,000 Brevard County Florida Health, 5.0%, 4/1/34          1,040,800
1,000,000 Highlands County Florida Health Facilities Authority 1,037,680
1,000,000 Hillsborough County Florida, 5.25%, 10/1/24          1,061,190
1,025,000 Orange County Health Facilities, 5.0%, 1/1/16        1,112,863
                                                              $4,833,105
          Municipal  Pollution - 6.9 %
1,000,000 Florida Water Pollution, 5.5%, 1/15/14              $1,077,470
1,000,000 St. Lucie County Florida Pollution Control, Floating 1,000,000
                                                              $2,077,470
          Municipal  Power - 5.7 %
1,500,000 Key West Florida Utility Board Electric, 6.0%, 10/1/$1,712,235
          Municipal Transportation - 6.8 %
1,000,000 Lee County Transportation Facilities Revenue, 5.0%, $1,052,870
1,000,000 Tampa-Hillsborough County Florida, 5.0%, 7/1/10      1,019,390
                                                              $2,072,260
          Municipal Utilities - 11.8 %
700,000   Clearwater Florida Municipal Utility, 6.1%, 12/1/07 $ 719,005
1,000,000 Escambia County, 5.0%, 1/1/08                        1,016,720
75,000    Jefferson County Florida Water & Sewer, Prerefunded-   78,543
1,675,000 Okeechobee Florida Utility Authority, 5.25%, 10/1/14 1,761,966
                                                              $3,576,234
          TOTAL MUNICIPAL BONDS
          (Cost  $28,900,500)                                 $29,684,140
Shares    MUTUAL FUND - 1.1%
345,104 Blackrock Liquidity Funds Municipal Fund Portfolio $ 345,104 TOTAL MUTUAL FUND
          (Cost  $345,104)                                    $ 345,104
          TOTAL INVESTMENT IN SECURITIES - 99.3%
          (Cost  $29,245,604)                                 $30,029,244
          OTHER ASSETS AND LIABILITIES - 0.7%                 $ 209,042
          TOTAL NET ASSETS -100.0%                            $30,238,286


      (a)At July 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $29,245,604 was as follows:

          Aggregate gross unrealized gain for all investments in
          which there is an excess of value over tax cost     $    899,799
          Aggregate gross unrealized loss for all investments in
          which there is an excess of tax cost over value         (116,159)

          Net unrealized gain                                 $783,640

      (b)Debit obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

        Pioneer Focused Equity Fund
        SCHEDULE OF INVESTMENTS 10/31/2006

Shares                                                  Value

        COMMON STOCKS - 97.7 %
        Materials - 4.9 %
        Specialty Chemicals - 4.9 %
89,800  International Flavor & Fragrances, Inc. *    $3,814,704
        Total Materials                              $3,814,704
        Capital Goods - 6.8 %
        Electrical Component & Equipment - 4.9 %
127,700 American Power Conversion Corp. *            $3,860,371
        Industrial Machinery - 1.9 %
57,600  Briggs & Stratton Corp.                      $1,468,224
        Total Capital Goods                          $5,328,595
        Commercial Services & Supplies - 11.6 %
        Environmental & Facilities Services - 4.8 %
99,360  Waste Management, Inc.                       $3,724,013
        Office Services & Supplies - 6.8 %
114,100 Pitney Bowes, Inc.                           $5,329,611
        Total Commercial Services & Supplies         $9,053,624
        Automobiles & Components - 7.3 %
        Motorcycle Manufacturers - 7.3 %
82,700  Harley-Davidson, Inc. *                      $5,675,701
        Total Automobiles & Components               $5,675,701
        Consumer Services - 7.5 %
        Restaurants - 7.5 %
139,600 McDonald's Corp.                             $5,852,032
        Total Consumer Services                      $5,852,032
        Media - 9.5 %
        Movies & Entertainment - 4.7 %
116,500 The Walt Disney Co.                          $3,665,090
        Publishing - 4.8 %
63,800  Gannett Co. *                                $3,773,132
        Total Media                                  $7,438,222
        Retailing - 6.2 %
        Home Improvement Retail - 6.2 %
130,500 Home Depot, Inc.                             $4,871,565
        Total Retailing                              $4,871,565
        Food & Drug Retailing - 11.0 %
        Food Distributors - 6.9 %
155,500 Sysco Corp.                                  $5,439,390
        Hypermarkets & Supercenters - 4.1 %
64,700  Wal-Mart Stores, Inc. *                      $3,188,416
        Total Food & Drug Retailing                  $8,627,806
        Food Beverage & Tobacco - 8.6 %
        Packaged Foods & Meats - 8.6 %
65,400  General Mills, Inc.                          $3,716,028
20,400  H.J. Heinz Co., Inc. *                          860,064
43,978  The J.M. Smucker Co. *                        2,154,922
                                                     $6,731,014
        Total Food Beverage & Tobacco                $6,731,014
        Household & Personal Products - 4.7 %
        Household Products - 4.7 %
55,600  Kimberly-Clark Corp.                         $3,698,512
        Total Household & Personal Products          $3,698,512
        Pharmaceuticals & Biotechnology - 2.3 %
        Pharmaceuticals - 2.3 %
68,820  Pfizer, Inc. *                               $1,834,053
        Total Pharmaceuticals & Biotechnology        $1,834,053
        Software & Services - 13.0 %
        Data Processing & Outsourced Services - 6.9 %
109,400 Automatic Data Processing, Inc. *            $5,408,736
        Systems Software - 6.1 %
166,600 Microsoft Corp.                              $4,783,086
        Total Software & Services                    $10,191,822
        Technology Hardware & Equipment - 4.2 %
        Communications Equipment - 4.2 %
136,000 Cisco Systems, Inc. *                        $3,281,680
        Total Technology Hardware & Equipment        $3,281,680
        (Cost  $60,361,958)                          $76,399,330
        TOTAL INVESTMENT IN SECURITIES - 97.7%
        (Cost  $60,361,958)                          $76,399,330
        OTHER ASSETS AND LIABILITIES -2.3%           $1,810,566
        TOTAL NET ASSETS -100.0%                     $78,209,896

      * Non-income producing security.

      (aAt October 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $60,361,958 was as follows:

        Aggregate gross unrealized gain for all investments in
        which there is an excess of value over tax co$  20,668,582

        Aggregate gross unrealized loss for all investments in
        which there is an excess of tax cost over valu  (3,397,826)

        Net unrealized gain                          $17,270,756


            Pioneer Institutional Money Market Fund
            SCHEDULE OF INVESTMENTS  10/31/2006

Shares                                                        Value

            CORPORATE BONDS - 33.0 %
            Capital Goods - 2.5 %
            Construction & Farm Machinery & Heavy Trucks - 0.3 %
2,100,000   Caterpillar Financial Services, Floating Rate No$2,100,544
            Industrial Conglomerates - 2.2 %
13,000,000  General Electric Capital Corp., Floating Rate No$13,000,895
            Total Capital Goods                             $15,101,439
            Food & Drug Retailing - 2.5 %
            Hypermarkets & Supercenters - 2.5 %
15,000,000  Wal-Mart Stores, Floating Rate Note, 3/28/07    $14,997,573
            Total Food & Drug Retailing                     $14,997,573
            Banks - 9.8 %
            Diversified Banks - 9.8 %
600,000     Abbey National Treasury Service, Floating Rate N$ 600,145
3,000,000   Bank of Ireland, Variable Rate Note, 9/19/07 (14 3,000,000
18,000,000  BNP Paribas, Floating Rate Note, 11/26/07 (144A) 18,000,070
5,000,000   Credit Agricole, Floating Rate Note, 7/23/07 (14 5,000,000
4,120,000   RaboBank Nederland, Variable Rate Note , 11/15/0 4,120,000
6,000,000   Royal Bank of Scotland NY, Floating Rate Note, 1 5,999,955
6,100,000   Royal Bank of Scotland Plc, Floating Rate Note,  6,100,070
5,235,000   Wachovia Corp., Floating Rate Note, 7/20/07      5,239,488
10,000,000  Wells Fargo & Co., 5.0%, 3/23/07                 10,004,008
                                                            $58,063,736
            Total Banks                                     $58,063,736
            Diversified Financials - 17.7 %
            Consumer Finance - 6.9 %
1,800,000   American Express, Floating Rate Note, 11/16/06  $1,799,990
8,000,000   American Express, Floating Rate Note, 7/19/07    8,006,784
5,000,000   American Express, Floating Rate Note, 7/20/07    5,000,000
2,000,000   American General Finance, 5.75%, 3/15/07         2,001,922
2,000,000   HSBC Finance Corp., 5.75% 01/30/07               2,000,356
5,100,000   HSBC Finance Corp., Floating Rate Note, 2/28/07  5,100,852
3,750,000   HSBC Finance Corp., Floating Rate Note, 5/10/07  3,750,758
13,000,000  SLM Corp., Floating Rate Note, 9/20/07 (144A)    13,000,942
                                                            $40,661,604
            Investment Banking & Brokerage - 6.9 %
3,400,000   Goldman Sachs Group, Inc., Floating Rate Note, 3$3,401,711
10,000,000  Goldman Sachs Group, Inc., Floating Rate Note, 1 10,013,076
5,000,000   Goldman Sachs Group, Inc., Floating Rate Note, 7 5,004,966
4,000,000   Merrill Lynch & Co., Inc., Floating Rate Note, 1 4,000,000
1,500,000   Merrill Lynch & Co., Inc., Floating Rate Note, 1 1,500,131
6,827,000   Morgan Stanley Dean Witter, Floating Rate Note,  6,828,931
10,000,000  Morgan Stanley, Floating Rate Note, 11/24/06     10,001,058
                                                            $40,749,873
            Other Diversified Finance Services - 2.5 %
6,500,000   Bank One Corp., 7.125%, 5/15/07                 $6,554,826
3,500,000   GE Capital Corp., Floating Rate Note,            3,501,807
5,000,000   Citigroup Global Markets, Floating Rate Note, 2/ 5,002,614
                                                            $15,059,247
            Specialized Finance - 1.4 %
2,600,000   Citigroup, Inc., Floating Rate Note, 2/15/07    $2,601,515
6,000,000   National Rural Utilities, 6.5%, 3/1/07           6,018,776
                                                            $8,620,291
            Total Diversified Financials                    $105,091,015
            Insurance - 0.3 %
            Life & Health Insurance - 0.3 %
2,000,000   Met Life Global Funding I, Floating Rate Note, 1$2,000,832
            Total Insurance                                 $2,000,832
            TOTAL CORPORATE BONDS
            (Cost  $195,254,595)                            $195,254,595
            U.S. GOVERNMENT AGENCY OBLIGATIONS- 5.1 %
            Banks - 3.3 %
            Thrifts & Mortgage Finance - 3.3 %
2,490,000   Federal Home Loan Bank, 5.54%, 8/21/07          $2,490,000
17,000,000  Freddie Mac, Floating Rate Note, 1/26/07         17,000,000
                                                            $19,490,000
            Total Banks                                     $19,490,000
            Government - 1.8 %
6,665,000   Federal Home Loan Bank, 5.50%, 10/2/07          $6,665,000
4,000,000   Federal Home Loan Bank, 5.55%, 8/21/07           4,001,285
                                                            $10,666,285
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS        $10,666,285
            (Cost  $30,156,285)                             $30,156,285
            MUNICIPAL BONDS - 0.6 %
            Municipal  Development - 0.4 %
2,465,000   Nassau County NY Industrial Development, Floatin$2,465,000
            Municipal  Medical - 0.2 %
1,000,000   Massachusetts Health & Educational Facilities, V$1,000,000
            TOTAL MUNICIPAL BONDS
            (Cost  $3,465,000)                              $3,465,000

            TEMPORARY CASH INVESTMENTS - 59.0 %
            Commercial Paper - 59.0 %
1,000,000   Alliance & Leicester Plc., 5.26%, 11/6/06  (144A$ 999,269
5,390,000   Banco Bilbao Vizcaya Argentina Puerto Rico, 5.27%5,379,743
5,000,000   Banco Bilbao Vizcaya, 5.27%, 12/27/06  (144A)    4,959,011
3,700,000   Bank of America Corp., 5.16%, 4/4/07             3,618,329
7,500,000   Bank of America Corp., 5.225%, 2/9/07            7,391,146
            Bank of America Corp., 5.23%, 12/18/06           2,209,808
4,372,000   Bank of America Corp., 5.26%, 11/01/06           4,372,000
10,000,000  Bank of Ireland, 5.26%, 11/10/06                 9,999,948
900,000     Bank of Ireland, 5.26%, 12/5/06                   895,529
6,960,000   Barclays Bank Plc, 5.31%, 11/20/06               6,960,000
5,000,000   Barclays Bank Plc, 5.32%, 1/12/07                5,000,000
10,000,000  Barclays Bank Plc, 5.32%, 11/27/06               10,000,000
2,500,000   Barclays Bank Plc, 5.325%, 11/8/06               2,500,000
11,200,000  BHP Billiton Fin USA Ltd, 5.265%, 10/11/06 (144A 11,185,278
320,000     BNP Paribas 5.22%, 1/16/07                        316,413
2,725,000   Caisse National Des Caisses D'eparagne Et De Pre 2,694,913
4,500,000   Caisse National Des Caisses D'eparagne Et De Pre 4,490,803
5,000,000   Caisse National Des Caisses D'eparagne Et De Pre 4,922,708
1,200,000   Caisse National Des Caisses D'eparagne Et De Pre 1,188,779
1,000,000   Caisse National Des Caisses D'eparagne Et De Pre  993,571
455,000     Caisse National Des Caisses D'eparagne Et De Pre  455,000
7,000,000   Catepillar, 0%, 12/21/06                         6,949,056
6,000,000   Citibank N.A, 5.345%, 11/20/06                   6,000,000
9,700,000   Citibank N.A, 5.395%, 11/9/06                    9,700,000
6,000,000   Credit Suisse First Boston, 5.24%, 1/26/07 (144A 5,924,893
3,300,000   Danske Corp., 5.25%, 11/20/06 (144A)             3,290,856
8,160,000   Danske Corp., 5.25%, 12/21/06 (144A)             8,100,500
2,850,000   Danske Corp., 5.25%, 12/27/06 (144A)             2,826,725
5,500,000   Danske Corp., 5.25%, 12/8/06                     5,470,323
3,600,000   Depfa Bank Plc, 5.33%, 12/12/06                  3,600,000
3,800,000   Depfa Bank Plc, 5.34%, 04/27/07                  3,800,000
15,000,000  Depfa Bank Plc, 5.34%, 11/20/06                  15,000,000
5,555,000   Deutsche Bank, 5.37%, 10/12/07                   5,555,000
5,810,000   Deutsche Bank Financial LLC., 5.24%, 11/2/06     5,809,154
2,885,000   Deutsche Bank Financial LLC., 5.25%, 11/14/06    2,879,530
700,000     Dexia Delaware LLC, 5.27%, 11/21/06               697,949
5,450,000   Fortis Banque Luxembourg, 5.16%, 3/23/07         5,339,074
3,181,000   General Electric Capital Corp, 5.230%, 1/16/07   3,145,878
5,000,000   HBOS Treasury Services NY, 5.335%, 12/11/06      5,000,023
3,475,000   HBOS Treasury Services PLC, 5.25%, 11/29/06      3,460,810
3,100,000   HBOS Treasury Services PLC, 5.26%, 11/30/06      3,086,864
3,675,000   HBOS Treasury Services PLC, 5.26%, 12/13/06      3,652,448
3,500,000   HBOS Treasury Services PLC, 5.26%, 12/5/06       3,482,613
750,000     HBOS Treasury Services PLC, 5.265%, 11/9/06       749,123
4,000,000   HBOS Treasury Services PLC, 5.265%, 12/15/06     3,974,260
430,000     HBOS Treasury Services PLC, 5.275%, 12/7/06       427,732
1,950,000   ING Funding LLC, 5.24%, 11/6/06                  1,948,581
5,000,000   ING Funding LLC, 5.25%, 12/15/06                 4,967,917
605,000     ING Funding LLC, 5.25%, 12/7/06                   601,824
6,155,000   Lloyds Bank Plc, 5.25%, 12/4/06                  6,125,379
2,539,000   Metlife Funding Corp., 5.24%, 12/18/06 (144A)    2,521,631
19,099,000  MetLife Funding Corp., 5.255%, 12/6/06           19,001,330
6,025,000   National Rural Utilities 5.25%, 11/28/06         6,001,277
12,000,000  Nordea North America, Inc., 5.32%, 11/3/06       11,996,450
18,000,000  Pitney Bowes, Inc., 5.27%, 11/1/06 (144A)        18,000,000
20,700,000  Rabobank USA Financial Corp., 5.27%, 11/1/06     20,700,000
7,000,000   Royal Bank of Canada NY, 5.3375%, 12/1/06        7,000,043
5,250,000   Societe Generale Norway, 5.17%, 4/4/07           5,133,890
6,000,000   Societe Generale Norway, 5.19%, 4/27/07          5,846,895
3,755,000   Societe Generale Norway, 5.25%, 12/18/06         3,729,310
5,000,000   State Street Bank Corp., 5.23%, 11/13/06         4,991,283
5,795,000   UBS Finance, 5.23%, 11/17/06                     5,781,530
144,000     UBS Finance, 5.26%, 12/4/06                       143,306
15,900,000  Westpac Banking Corp., 5.245%, 1/5/07 (144A)     15,749,757
1,385,000   Westpac Banking Corp., 5.29%, 11/14/06 (144A)    1,382,354
            TOTAL TEMPORARY CASH INVESTMENTS                 350,077,816
            (Cost  $350,077,816)                            $350,077,816
            MUTUAL FUND - 2.2 %
13,086,659  BlackRock Liquidity Funds TempCash Portfolio    $13,086,659
            TOTAL MUTUAL FUND
            (Cost  $13,086,659)                             $13,086,659
            TOTAL INVESTMENT IN SECURITIES - 99.9%
            (Cost  $592,040,355) (a)                        $592,040,355
            OTHER ASSETS AND LIABILITIES - 0.1%             $358,621
            TOTAL NET ASSETS - 100.0%                       $592,398,976


        144ASecurity is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2006, the value of these securities amounted to $131,471,828 or 22.2% of total net assets.

        NR  Not rated by either S&P or Moody's.

        (a) At October 31, 2006, the cost for federal income tax purposes was $592,040,355.

        (b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

         Pioneer International Core Equity Fund
         SCHEDULE OF INVESTMENTS 10/31/2006

Shares                                                       Value

         PREFERRED STOCKS - 1.9 %
         Automobiles & Components - 0.5 %
         Automobile Manufacturers - 0.5 %
2,326    Porsche AG*                                      $2,709,820
         Total Automobiles & Components                   $2,709,820
         Utilities - 1.4 %
         Multi-Utilities - 1.4 %
82,241   RWE AG*                                          $7,275,680
         Total Utilities                                  $7,275,680
         TOTAL PREFERRED STOCKS
         (Cost  $6,357,708)                               $9,985,500
         COMMON STOCKS - 98.2 %
         Energy - 8.4 %
         Integrated Oil & Gas - 6.7 %
92,625   Gazprom  (A.D.R.)*                               $3,912,480
44,476   Lukoil Holding (A.D.R.)                           3,593,661
46,210   Petrobras Brasileiro (A.D.R.)                     3,741,162
186,987  Repsol SA*                                        6,247,288
278,079  Royal Dutch Shell Plc.                            9,638,510
120,861  Total SA*                                         8,226,980
                                                          $35,360,081
         Oil & Gas Equipment & Services - 0.9 %
76,711   Technip*                                         $4,638,928
         Oil & Gas Exploration & Production - 0.8 %
5,098,000CNOOC, Ltd.*                                     $4,279,340
         Total Energy                                     $44,278,349
         Materials - 9.3 %
         Construction Materials - 2.2 %
85,206   CRH Plc                                          $3,018,268
73,345   Holcim, Ltd.*                                     6,310,977
16,356   Lafarge Br*                                       2,197,599
                                                          $11,526,844
         Diversified Metals & Mining - 3.2 %
356,933  Broken Hill Proprietary Co., Ltd.                $7,597,477
91,095   Freeport-McMoRan Copper & Gold, Inc. (Class B)    5,509,425
74,875   Rio Tinto Plc                                     4,129,594
                                                          $17,236,496
         Steel - 3.9 %
267,266  Companhia Vale do Rio Doce (A.D.R.) *            $5,805,017
609,560  Hitachi Metals, Ltd.*                             6,272,420
210,500  JFE Holdings, Inc.*                               8,421,712
                                                          $20,499,149
         Total Materials                                  $49,262,489
         Capital Goods - 11.6 %
         Building Products - 1.6 %
325,000  Asahi Glass Co., Ltd.                            $3,739,451
65,822   Compagnie de Saint Gobain*                        4,844,054
                                                          $8,583,505
         Construction & Farm Machinery & Heavy Trucks - 2.1 %
152,500  Daewoo Heavy Industries & Machinery, Ltd.*       $4,900,618
42,436   Hyundai Heavy Industries *                        6,206,758
                                                          $11,107,376
         Electrical Component & Equipment - 0.5 %
23,577   Schneider Electric SA*                           $2,445,223
         Heavy Electrical Equipment - 1.7 %
1,046,000Mitsubishi Electric Corp.*                       $9,116,110
         Industrial Conglomerates - 3.0 %
412,000  Hutchinson Whampoa, Ltd. *                       $3,652,315
595,000  Keppel Corp.*                                     6,020,465
69,571   Siemens                                           6,229,233
                                                          $15,902,013
         Industrial Machinery - 1.4 %
247,782  AB SKF*                                          $3,981,674
275,400  Nabtesco Corp.*                                   3,286,726
                                                          $7,268,400
         Trading Companies & Distributors - 1.4 %
375,900  Mitsubishi Corp. *                               $7,213,655
         Total Capital Goods                              $61,636,282
         Commercial Services & Supplies - 0.4 %
         Office Services & Supplies - 0.4 %
127,700  Buhrmann N.V.*                                   $1,977,203
         Total Commercial Services & Supplies             $1,977,203
         Transportation - 2.3 %
         Air Freight & Couriers - 0.9 %
14,995   Panalpina Welttransport Holding AG*              $1,790,007
73,447   TNT N.V.                                          2,824,621
                                                          $4,614,628
         Railroads - 1.4 %
1,056    East Japan Railway Co.*                          $7,383,477
         Total Transportation                             $11,998,105
         Automobiles & Components - 5.6 %
         Auto Parts & Equipment - 1.0 %
149,000  Denso Corp.*                                     $5,659,952
         Automobile Manufacturers - 3.2 %
42,130   Hyundai Motor Co., Ltd.*                         $3,422,191
55,085   Hyundai Motor Co., Ltd. (G.D.R.)*                 2,258,485
190,258  Toyota Motor Co. *                                11,230,829
                                                          $16,911,505
         Tires & Rubber - 1.4%
237,000  Bridgestone Corp.                                $     4,911,070
22,010   Continental AG*                                   2,458,780
                                                          $7,369,850
         Total Automobiles & Components                   $29,941,307
         Consumer Durables & Apparel - 3.5 %
         Apparel, Accessories & Luxury Goods - 0.5 %
54,677   Adidas-Salomon AG*                               $2,737,185
         Consumer Electronics - 1.5 %
379,000  Matsushita Electric Industrial Co., Ltd.         $7,881,793
         Homebuilding - 1.0 %
154,443  Persimmon Plc.                                   $3,928,305
155,361  Wimpey Plc.                                       1,549,819
                                                          $5,478,124
         Leisure Products - 0.5 %
103,400  Sega Sammy Holdings, Inc.*                       $2,589,197
         Total Consumer Durables & Apparel                $18,686,299
         Consumer Services - 0.7 %
         Casinos & Gaming - 0.3 %
39,274   Opap SA                                          $1,398,880
         Hotels, Resorts & Cruise Lines - 0.4 %
48,965   Carnival Corp.                                   $2,390,471
         Total Consumer Services                          $3,789,351
         Media - 1.1 %
         Broadcasting & Cable Television - 0.5 %
214,923  Mediaset S.p.A*                                  $2,409,240
         Movies & Entertainment - 0.6%
87,390   Vivendi SA*                                      $3,307,450
         Total Media                                      $5,716,690
         Retailing - 2.5 %
         Catalog Retail - 0.3 %
63,246   Home Retail Group *                              $  483,272
33,561   Next Plc                                          1,203,103
                                                          $1,686,375
         Department Stores - 2.1 %
405,999  Debenhams Plc *                                  $1,475,194
11,100   Pinault Printemps Redoute                         1,658,000
561,100  Takashimaya Co., Ltd.* (b)                        8,209,343
                                                          $11,342,537
         Total Retailing                                  $13,028,912
         Food & Drug Retailing - 1.0 %
         Drug Retail - 0.4 %
125,806  Alliance Boots Plc*                              $1,940,913
         Hypermarkets & Supercenters - 0.6 %
53,861   Carrefour Supermarch*                            $3,279,356
         Total Food & Drug Retailing                      $5,220,269
         Food Beverage & Tobacco - 3.2 %
         Brewers - 0.7%
188,820  South African Breweries Plc*                     $3,645,743
         Distillers & Vintners - 0.6 %
183,812  C&C Group Plc                                    $3,052,760
         Packaged Foods & Meats - 1.0 %
15,252   Nestle SA (Registered Shares)*                   $5,210,480
         Tobacco - 0.8 %
155,055  British American Tobacco Plc                     $4,226,538
         Total Food Beverage & Tobacco                    $16,135,521
         Household & Personal Products - 1.4 %
         Household Products - 0.3 %
33,663   Reckitt Benckiser Plc                            $1,463,426
         Personal Products - 1.1 %
207,100  Kose Corp.                                       $6,221,906
         Total Household & Personal Products              $7,685,332
         Health Care Equipment & Services - 0.8 %
         Health Care Equipment - 0.5 %
24,482   Synthes, Inc.*                                   $2,775,115
         Health Care Services - 0.3 %
11,731   Fresenius Medical Care AG*                       $1,564,313
         Total Health Care Equipment & Services           $4,339,428
         Pharmaceuticals & Biotechnology - 5.8 %
         Pharmaceuticals - 5.8 %
196,000  Astellas Pharma, Inc.                            $     8,793,153
102,148  Astrazeneca Plc                                   6,024,870
182      Mayne Pharma, Ltd.                                      616
57,761   Roche Holdings AG                                 10,101,170
131,777  Shire Plc*                                        2,408,010
55,697   UCB SA* (b)                                       3,446,707
                                                          $30,774,526
         Total Pharmaceuticals & Biotechnology            $30,774,526
         Banks - 16.0 %
         Diversified Banks - 16.0 %
704,174  Banca Intesa S.p.A                               $4,812,174
543,509  Barclays Plc                                      7,329,700
116,667  BNP Paribas SA*                                   12,818,577
112,415  Commonwealth Bank of Australia                    4,149,842
102,826  Depfa Bank plc*                                   1,731,856
470,000  Development Bank of Singapore, Ltd.               6,136,302
71,300   Dexia                                             1,931,300
48,251   Kookmin Bank (A.D.R.)*                            3,829,199
700      Mizuho Financial Group, Inc.                      5,451,140
333,368  Royal Bank of Scotland Group Plc *                11,867,888
40,892   Societe Generale*                                 6,777,153
798      Sumitomo Mitsui Financial Group, Inc.*            8,716,754
70,693   Uniao de Bancos Brasileiros S.A. (Unibanco) (G.D. 5,567,074
222,994  Westpac Banking Corp.                             4,132,421
                                                          $85,251,380
         Total Banks                                      $85,251,380
         Diversified Financials - 4.1 %
         Asset Management & Custody Banks - 0.4 %
203,204  Man Group Plc                                    $1,884,288
         Diversified Capital Markets - 3.0 %
190,108  CS Group*                                        $11,461,666
34,691   Deutsche Bank AG*                                 4,359,571
                                                          $15,821,237
         Investment Banking & Brokerage - 0.8 %
235,700  Nomura Securites Co., Ltd.                       $4,162,335
         Total Diversified Financials                     $21,867,860
         Insurance - 3.8 %
         Multi-Line Insurance - 2.9 %
352,743  Aviva Plc                                        $5,196,407
147,836  AXA*                                              5,620,281
17,852   Zurich Financial Services*                        4,409,399
                                                          $15,226,087
         Property & Casualty Insurance - 0.9 %
381,000  Mitsui Sumitomo Insurance Co.*                   $4,711,716
         Total Insurance                                  $19,937,803
         Real Estate - 1.5 %
         Real Estate Management & Development - 1.5 %
317,900  Mitsui Fudosan Co.                               $7,779,518
         Total Real Estate                                $7,779,518
         Software & Services - 0.5 %
         Application Software - 0.4 %
11,323   Sap AG*                                          $2,250,397
         IT Consulting & Other Services - 0.1 %
7,753    Atos Origin *                                    $  441,181
         Total Software & Services                        $2,691,578
         Technology Hardware & Equipment - 3.2 %
         Communications Equipment - 0.9 %
1,257,258Ericsson LM Tel Sur B*                           $4,765,250
         Electronic Equipment & Instruments - 1.0 %
71,800   Nidec Corp.                                      $5,463,741
         Office Electronics - 1.3 %
126,950  Canon, Inc.                                      $6,753,850
         Total Technology Hardware & Equipment            $16,982,841
         Semiconductors - 2.4 %
         Semiconductor Equipment - 1.0 %
101,700  Tokyo Electron, Ltd.                             $7,556,770
         Semiconductors - 1.4 %
63,246   Experian Group, Ltd.                             $        695,043
469,205  Hon Hai Precision Industry (G.D.R.)               5,983,974
20,708   Silicon-On-Insulator Technologies                   612,482
                                                          $7,291,499
         Total Semiconductors                             $14,848,269
         Telecommunication Services - 6.2 %
         Alternative Carriers - 1.9 %
117,770  Fastweb * (b)                                    $5,829,140
582,987  Inmarsat Plc*                                     4,212,337
                                                          $10,041,477
         Integrated Telecommunication Services - 3.2 %
101,194  Brasil Telecom Participacoes SA*                 $     3,386,963
1,120    Nippon Telegraph & Telephone Corp.                5,143,667
5,407    Pernod Ricard SA                                  1,082,336
300,827  Telekom Austria AG*                               7,482,670
                                                          $17,095,636
         Wireless Telecommunication Services - 1.1 %
130,369  Mobile Telesystems (A.D.R.)                      $5,746,665
         Total Telecommunication Services                 $32,883,778
         Utilities - 2.8 %
         Electric Utilities -2.8%
77,052   E.On AG*                                         $9,256,703
195,600  Tokyo Electric Power Co., Inc.                    5,672,700
         Total Utilities                                  $14,929,403
         TOTAL COMMON STOCK
         (Cost  $448,802,929)                             $521,642,493
         TEMPORARY CASH INVESTMENTS 2.9%
         Repurchase Agreement - 1.4%
7,300,000UBS Warburg, Inc., 5.22%, dated 10/31/06, repurch$7,300,000 price of $7,300,000 plus accrued interest on 11/1/06 collateralized by $7,465,000 U.S. Treasury Bill,
         3.875%, 5/15/09

         Security Lending Collateral -1.5%
8,350,700Securities Lending Investment Fund, 5.22%        $8,350,700
         TOTAL TEMPORARY CASH INVESTMENTS
         (Cost  $15,650,700)                              $15,650,700
         TOTAL INVESTMENT IN SECURITIES - 103.0%
         (Cost  $470,811,335) (a)                         $547,278,693
         OTHER ASSETS AND LIABILITIES (3.0)%              $(15,749,643)
         TOTAL NET ASSETS - 100.0%                        $531,529,050

       (aAt October 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $109,723,470 was as follows:

         Aggregate gross unrealized gain for all investments in
         which there is an excess of value over tax cost  $   79,274,371

         Aggregate gross unrealized loss for all investments in
         which there is an excess of tax cost over value     (11,889,321)

         Net unrealized gain                              $67,385,050

       (bAt October 31, 2006, the following security was out on loan:
Shares   Security                                            Value
302,000  Takashimaya Co., Ltd.*                           $     4,392,540
15,000   UCB SA*                                                   928,545
53,000   Fastweb *                                              2,626,716
         Total                                            $     7,947,801


          Pioneer Treasury Reserves Fund
          SCHEDULE OF INVESTMENTS  10/31/2006

Shares                                                          Value

          U.S. GOVERNMENT & AGENCY OBLIGATIONS - 23.1 %
1,500,000 Federal Farm Credit Bank, 4.2%, 8/28/07             $1,487,734
1,340,000 Federal Home Loan Bank, 5.50%, 10/2/07               1,340,000
530,000   Federal Home Loan Bank, 5.54%, 8/21/07                530,000
1,000,000 Federal Home Loan Bank, 5.55%, 8/21/07               1,000,321
1,332,000 Federal Home Loan Mortgage Association, 5.074%, 4/9/ 1,302,150
500,000   Federal Home Loan Mortgage Association, 5.145%, 12/2  496,070
350,000   Federal Home Loan Mortgage Association, 5.15%, 3/6/0  343,741
1,500,000 Federal Home Loan Mortgage Association, 5.20%, 12/5/01,492,620 1,000,000 Federal Home Loan Mortgage Association, 5.23%, 11/1/ 1,000,000
2,000,000 U.S. Treasury Bonds, 2.25%, 2/15/07                  1,982,993
4,000,000 U.S. Treasury Bonds, 2.875%, 11/30/06                3,992,547
10,000,000U.S. Treasury Notes, 3.75%, 3/31/07                  9,946,264
                                                              $24,914,440
          TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
          (Cost  $24,914,440)                                 $24,914,440
          U.S. Government & Agency Obligations - 10.4 %
6,800,000 Federal Home Loan Bank, 5.09%, 11/1/06              $6,800,000
241,000   Federal Home Loan Bank, 5.12%, 1/17/07                238,361
125,000   Federal Home Loan Bank, 5.19%, 1/24/07                123,486
115,000   Federal National Home Mortgage Association, 5.19%, 1  113,607
2,500,000 U.S. Treasury Bill, 0.0%, 11/30/06                   2,489,843
1,000,000 U.S. Treasury Bill, 0.0%, 12/28/06                    991,918
500,000   U.S. Treasury Bill, 4.98%, 4/19/07                    488,311
                                                              $11,245,526
          Total U.S. Government & Agency Obligations
          (Cost  $11,245,526)                                 $11,245,526
          TEMPORARY CASH INVESTMENTS - 77.2 %
          Repurchase Agreement - 66.7 %
18,000,000Bear Stearns, 5.23% dated 10/31/06, repurchase price of
           $18,000,000 plus accrued interest on, 11/01/06 collateralized by $18,870,000 U.S. Treasury Note, 4.625%, 3/31/08 $18,000,000

18,000,000Deutsche Bank, 5.24%, dated 10/31/06, repurchase pri 18,000,000
          $18,000,000 plus accrued interest on, 11/1/06 collateralized by $18,917,000 U.S. Treasury Note, 3.875, 5/15/09

18,000,000Merrill Lynch, 5.26%, dated 10/31/06, repurchase pri 18,000,000
           $18,000,000 plus accrued interest on, 11/1/06 collateralized by $18,916,000 U.S. Treasury Note, 4.25%, 1/15/11

18,000,000UBS, 5.22%, dated 10/31/06, repurchase price of
           $18,000,000 plus accrued interest on, 11/1/06 collateralized
          by $18,685,000 U.S. Treasury Note, 4.875%, 8/31/08   18,000,000
                                                              $72,000,000
          Total Repurchase Agreement
          (Cost  $72,000,000)                                 $72,000,000
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $83,245,526)                                 $83,245,526
          MUTUAL FUNDS - 0.0%
15,728    BlackRock Liquidity Funds FedFund Portfolio         $  15,728
          TOTAL MUTUAL FUNDS
          (Cost  $15,728)                                     $  15,728
          TOTAL INVESTMENT IN SECURITIES - 100.3%
          (Cost  $108,175,694) (a)                            $108,175,694
          OTHER ASSETS AND LIABILITIES - (0.3)%               $(295,555)
          TOTAL NET ASSETS - 100.0%                           $107,880,139

        (aAt October 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $108,175,694 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost           $      -

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value                  -

          Net unrealized gain                                 $      -



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's
investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses. Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included.
Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust IV

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date December 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 29, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date December 29, 2006

* Print the name and title of each signing officer under his or her signature.